SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Depreciation on Property and Equipment Using the Straight Line Method
Depreciation on property and equipment is provided using the straight line method. A full month’s depreciation is charged in the month of addition, and no depreciation is charged in the month of disposal. Rates of depreciation are disclosed in Note 6 (property and equipment).

Property and equipment	Useful economic life	Depreciation method
Buildings on freehold land	10 years	Straight line
Leasehold improvements	3 - 5 years or life of lease if less	Straight line
Furniture, fixture and office equipment	3 - 5 years	Straight line
Telecommunications and computer equipment	3 years	Straight line
Vehicles	5 years	Straight line
Right of Use Assets	expected term of lease	Straight line

Estimated Useful Lives of Intangible Assets
The significant intangibles recognized by the Group, their useful economic lives and the methods used to determine the cost of intangibles acquired in a business combination are as follows:

Intangible Asset	Useful economic life	Valuation method
Customer lists	5 - 6 years	Straight line
Software	3 - 5 years	Straight line